United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—69.0%
		Basic Industry - Chemicals—0.9%
$1,320,000		Albemarle Corp., 4.15%, 12/1/2024	$1,287,694
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	1,276,520
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,399,358
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,527,561
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	1,399,073
438,000		Rohm & Haas Co., 6.00%, 9/15/2017	463,967
1,200,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	1,134,057
		TOTAL	10,488,230
		Basic Industry - Metals & Mining—3.4%
2,500,000		Alcoa, Inc., 5.87%, 2/23/2022	2,412,500
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,554,692
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,562,400
600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	582,000
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	644,000
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	792,000
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	739,025
2,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	2,126,250
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	2,317,421
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,022,187
825,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	814,334
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	2,379,250
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,778,850
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	977,648
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,409,473
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,603,343
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	4,979,042
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	955,633
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,202,378
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,210,941
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	3,646,586
		TOTAL	39,709,953
		Basic Industry - Paper—0.7%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,353,940
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,249,681
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
1,500,000		Westvaco Corp., 7.65%, 3/15/2027	1,606,919
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	2,660,409
		TOTAL	7,870,949
		Capital Goods - Aerospace & Defense—1.3%
2,940,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	3,026,456
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	1,679,188
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	2,588,626
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	589,875
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	1,819,660
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	1,538,384

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	$2,333,675
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	764,691
690,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	717,963
		TOTAL	15,058,518
		Capital Goods - Building Materials—0.6%
2,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	2,065,000
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	3,918,075
1,000.000		Masco Corp., Unsecd. Note 4.45%, 4/1/2025	998,120
		TOTAL	6,981,195
		Capital Goods - Construction Machinery—0.4%
4,380,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	4,818,372
		Capital Goods - Diversified Manufacturing—1.2%
2,940,000		Harsco Corp., 5.75%, 5/15/2018	1,933,050
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,131,464
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,159,667
3,970,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	4,217,192
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	693,147
2,400,000		Valmont Industries, Inc., 5.25%, 10/1/2054	2,118,569
1,487,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,673,018
		TOTAL	13,926,107
		Capital Goods - Packaging—0.4%
1,800,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	1,772,707
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	1,073,232
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,003,506
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,035,078
		TOTAL	4,884,523
		Communications - Cable & Satellite—2.0%
1,400,000	[1,2]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	1,435,088
1,235,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	1,300,733
900,000		Comcast Corp., 7.05%, 3/15/2033	1,180,387
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,550,022
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,330,829
1,250,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	1,320,263
1,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	930,892
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,499,393
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,385,356
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,517,785
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,577,390
1,310,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,170,063
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,011,126
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	417,042
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	2,975,868
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	243,306
		TOTAL	22,845,543
		Communications - Media & Entertainment—4.2%
2,000,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	2,338,906
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	1,008,103
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	1,006,114
3,995,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	3,957,019

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$2,350,000		CBS Corp., 4.90%, 8/15/2044	$2,141,214
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,990,915
4,380,000		Grupo Televisa S.A., 6.625%, 3/18/2025	5,069,657
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	663,613
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	2,947,722
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	468,397
920,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.00%, 6/15/2025	935,247
1,500,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.40%, 2/15/2026	1,578,699
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	2,991,199
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	1,648,649
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,016,116
2,135,000		Time Warner, Inc., 4.85%, 7/15/2045	1,998,533
2,310,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	2,482,980
2,000,000		Viacom, Inc., 4.85%, 12/15/2034	1,596,066
1,325,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	1,301,220
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	681,868
2,725,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	2,667,331
2,950,000		WPP Finance 2010, 3.75%, 9/19/2024	2,947,864
2,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	2,358,431
		TOTAL	47,795,863
		Communications - Telecom Wireless—1.5%
2,900,000		American Tower Corp., 3.45%, 9/15/2021	2,898,010
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	989,089
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	1,457,199
1,500,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	1,527,537
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,471,592
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,054,822
2,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	2,066,356
		TOTAL	17,464,605
		Communications - Telecom Wirelines—3.1%
3,200,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	3,190,646
2,950,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,898,658
1,140,000		AT&T, Inc., Sr. Unsecd. Note, 4.75%, 5/15/2046	1,040,997
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	3,943,500
1,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	1,530,930
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,148,400
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,963,315
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,149,767
1,970,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.05%, 3/15/2034	1,985,053
4,880,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	5,534,301
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	7,714,937
		TOTAL	36,100,504
		Consumer Cyclical - Automotive—1.6%
1,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	1,006,872
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	2,764,914
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,836,374
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	897,972
960,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	885,860
1,125,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	975,440

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$2,250,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	$2,125,622
1,580,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	1,582,329
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	435,043
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	2,664,150
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,569,590
		TOTAL	18,744,166
		Consumer Cyclical - Leisure—0.3%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,103,830
		Consumer Cyclical - Lodging—0.9%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,058,750
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,088,500
3,930,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	3,845,533
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,040,718
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	804,941
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	12,447
		TOTAL	10,850,889
		Consumer Cyclical - Retailers—1.6%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,586,155
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,123,097
1,280,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,308,373
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	1,415,822
2,590,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,094,608
1,260,264	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,357,438
750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	768,816
1,385,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,484,516
300,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	324,466
985,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,109,772
1,420,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	1,469,180
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	717,000
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,249,259
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	920,022
		TOTAL	17,928,524
		Consumer Cyclical - Services—1.7%
2,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,988,792
1,460,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	1,434,954
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,691,472
2,700,000		Expedia, Inc., 4.50%, 8/15/2024	2,523,830
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,185,738
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,212,169
1,070,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	1,113,027
		TOTAL	19,149,982
		Consumer Non-Cyclical - Food/Beverage—2.7%
3,270,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	3,376,759
2,120,000		Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	2,277,893
1,624,000	[1,2]	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	1,404,549
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,667,288
2,735,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	2,872,062
1,465,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 5.20%, 7/15/2045	1,583,718
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,765,456

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$910,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	$941,621
1,850,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	1,933,059
470,000		PepsiCo, Inc., 2.15%, 10/14/2020	476,072
1,080,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	1,161,327
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,378,925
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,241,190
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,072,410
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,810,884
		TOTAL	30,963,213
		Consumer Non-Cyclical - Health Care—0.8%
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,630,564
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,690,702
280,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	290,888
1,050,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	1,065,545
1,455,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,508,159
765,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	792,825
540,000		Zimmer Biomet Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	603,162
1,350,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	1,336,204
		TOTAL	8,918,049
		Consumer Non-Cyclical - Pharmaceuticals—1.4%
805,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	820,868
750,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.80%, 3/15/2025	773,671
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	3,009,264
2,390,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	2,492,349
2,100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,169,260
2,135,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,193,975
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	804,386
1,830,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	1,913,443
1,410,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	1,478,172
		TOTAL	15,655,388
		Consumer Non-Cyclical - Products—0.3%
2,900,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	2,945,550
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,234,428
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	235,500
		TOTAL	1,469,928
		Consumer Non-Cyclical - Tobacco—0.4%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	306,418
3,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	3,534,942
950,000		Reynolds American, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/4/2041	1,092,897
		TOTAL	4,934,257
		Energy - Independent—1.1%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,166,991
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	4,063,364
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	1,090,392
3,400,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	2,344,718
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	592,252
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,069,568
		TOTAL	12,327,285

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—1.8%
$1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	$1,796,437
2,000,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,960,680
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,487,884
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,154,647
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,046,908
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	456,211
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	3,811,470
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	235,040
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	878,800
4,180,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	4,223,890
		TOTAL	21,051,967
		Energy - Midstream—1.7%
1,652,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	1,504,931
1,000,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	849,040
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	2,829,796
2,137,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.15%, 3/15/2045	1,564,544
2,475,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	2,351,681
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	862,201
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,128,770
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,031,028
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	1,903,685
2,300,000		Williams Partners LP, 4.90%, 1/15/2045	1,522,922
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	2,724,723
		TOTAL	19,273,321
		Energy - Oil Field Services—0.4%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	527,801
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,682,615
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	852,479
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	166,005
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	594,528
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	85,500
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	362,500
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	359,900
		TOTAL	4,631,328
		Energy - Refining—0.7%
875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	714,880
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	566,665
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,780,804
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,497,846
		TOTAL	7,560,195
		Financial Institution - Banking—11.5%
2,000,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	2,075,266
3,000,000		BB&T Corp., Series MTN, 2.45%, 1/15/2020	3,025,245
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	2,477,391
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	4,984,730
6,395,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	7,224,643
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	1,914,896
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.625%, 7/1/2020	9,306,520
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	2,037,105

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	$5,207,097
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	1,717,181
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,358,490
1,200,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	1,179,917
2,800,000		Citigroup, Inc., 4.30%, 11/20/2026	2,721,779
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,481,064
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	2,086,436
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,508,786
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,074,788
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,589,169
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,616,111
1,000,000		Comerica, Inc., 3.80%, 7/22/2026	971,571
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,418,208
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,400,294
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,034,796
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,368,918
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,995,522
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,108,793
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	731,597
7,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	7,549,875
2,700,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,735,740
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	3,905,437
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	4,086,821
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	2,216,440
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	4,618,373
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,602,407
1,500,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	1,452,341
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	4,362,695
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	8,235,672
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.162%, 3/29/2049	400,000
3,564,854	[1,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,797,257
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,000,959
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,148,925
1,655,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.90%, 11/17/2045	1,682,099
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,005,248
		TOTAL	132,416,602
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,748,172
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,904,583
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	609,125
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,421,429
3,725,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,177,163
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,450,813
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,595,077
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	801,822
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	1,163,131
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,515,550
975,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	1,003,268
		TOTAL	25,390,133

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—2.3%
$783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	$898,150
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	2,488,457
2,236,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 3.373%, 11/15/2025	2,342,441
5,606,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 4.418%, 11/15/2035	5,853,107
859,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	900,877
1,575,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	2,214,069
816,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	924,651
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,421,876
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,564,230
2,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	2,178,748
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,509,600
		TOTAL	26,296,206
		Financial Institution - Insurance - Health—0.3%
1,685,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	1,795,174
1,145,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	1,255,499
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	832,200
		TOTAL	3,882,873
		Financial Institution - Insurance - Life—2.5%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,581,875
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	3,226,762
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,020,909
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	770,117
2,360,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	3,439,273
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,480,000
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	908,754
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,736,288
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,373,319
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,804,208
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,912,872
		TOTAL	28,254,377
		Financial Institution - Insurance - P&C—1.4%
540,000		CNA Financial Corp., 6.50%, 8/15/2016	552,060
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,112,749
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,008,694
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	804,528
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,213,784
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	917,963
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	2,748,790
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,472,192
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,941,070
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,501,363
		TOTAL	16,273,193
		Financial Institution - REIT - Apartment—0.4%
2,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	2,008,052
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,160,799
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	996,139
		TOTAL	5,164,990
		Financial Institution - REIT - Healthcare—0.4%
1,250,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	1,230,124

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	$522,717
1,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,125,910
2,300,000		Healthcare Trust of America, 3.70%, 4/15/2023	2,281,218
		TOTAL	5,159,969
		Financial Institution - REIT - Office—0.3%
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	1,466,268
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,547,581
		TOTAL	3,013,849
		Financial Institution - REIT - Other—0.5%
2,285,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	2,208,645
370,000		Liberty Property LP, 6.625%, 10/1/2017	393,916
1,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	1,064,779
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	1,916,649
		TOTAL	5,583,989
		Financial Institution - REIT - Retail—0.9%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,582,686
2,600,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	2,603,515
380,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	384,913
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	570,622
1,700,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,842,598
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,363,112
1,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	1,138,181
		TOTAL	10,485,627
		Municipal Services—0.4%
1,816,497	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,963,906
2,895,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,200,220
		TOTAL	5,164,126
		Sovereign—0.1%
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,202,938
		Technology—2.7%
2,840,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	2,837,285
1,470,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	1,483,821
920,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	979,243
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,174,250
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,340,702
2,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,902,868
1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,224,706
2,500,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/1/2025	2,584,248
1,565,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	1,514,138
1,240,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	1,237,969
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,576,447
1,625,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	1,767,397
3,325,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	3,206,869
2,100,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	2,021,796
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	942,503
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,399,621
2,490,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2045	2,292,536
200,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	197,933
		TOTAL	30,684,332

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—0.2%
$1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	$2,604,913
		Transportation - Railroads—0.6%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,646,083
820,964		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	910,181
1,325,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	1,290,578
810,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	733,937
		TOTAL	6,580,779
		Transportation - Services—1.0%
1,580,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,688,418
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,767,632
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	937,204
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	1,754,723
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	927,357
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,219,169
		TOTAL	11,294,503
		Utility - Electric—2.8%
990,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	1,023,544
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	327,707
375,385		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	372,799
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,657,735
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,260,644
1,233,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,275,318
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	130,284
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	4,425,000
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	297,111
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,166,875
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	828,857
665,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	707,192
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,140,765
769,726	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	786,356
3,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,601,519
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,995,328
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	3,101,621
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,537,797
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	871,827
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	225,218
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,639,642
74,754		Waterford 3 Funding Corp., 8.09%, 1/2/2017	74,672
		TOTAL	32,447,811
		Utility - Natural Gas—1.3%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	228,836
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,080,859
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,234,770
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,329,159
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	417,630
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	2,702,927
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,433,717

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	$2,096,534
		TOTAL	14,524,432
		TOTAL CORPORATE BONDS (IDENTIFIED COST $786,699,703)	793,877,876
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation REMIC—0.0%
1,604		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	1,827
1,838		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	2,100
488		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	562
1,291		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	1,501
361		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	372
2,705		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	3,188
2,013		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	2,345
2,905		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,427
16,558		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	19,165
9,368		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	10,892
2,360		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	2,835
1,035		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,233
3,723		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	4,312
385		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	395
2,341		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	2,662
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $49,119)	56,816
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042	3,895,558
1,815,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,166,057
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,558,595)	6,061,615
		FOREIGN GOVERNMENT/AGENCY—0.1%
		Sovereign—0.1%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021 (IDENTIFIED COST $971,090)	986,212
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[3,5]	MLR Petroleum LLC (IDENTIFIED COST $29,392)	20,487
		PREFERRED STOCKS—0.4%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D, 5.670%	1,300
		Financial Institution - REIT - Other—0.4%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,080,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,081,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
225,558		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025 (IDENTIFIED COST $221,234)	246,966

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—29.1%[7]
4,710,443	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[8]	$4,710,443
57,388,261	High Yield Bond Portfolio	329,982,502
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $454,570,504)	334,692,945
	TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $1,253,084,916)[9]	1,141,024,217
	OTHER ASSETS AND LIABILITIES - NET—0.9%[10]	10,073,102
	TOTAL NET ASSETS—100%	$1,151,097,319
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Notes 10-Year Short Futures	100	$13,051,563	June 2016	$(33,048)
The average notional value of short futures contracts held by the Fund throughout the period was $36,681,055. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $161,275,291, which represented 14.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2016, these liquid restricted securities amounted to $151,461,332, which represented 13.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at February 29, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,103,830
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$3,485,643	$1,797,257
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$4,912,872
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.
8	7-day net yield.
9	At February 29, 2016, the cost of investments for federal tax purposes was $1,256,812,257. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $115,788,040. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,721,868 and net unrealized depreciation from investments for those securities having an excess of cost over value of $155,509,908.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$—	$—	$20,487	$20,487
Debt Securities:
Corporate Bonds	—	792,080,619	1,797,257	793,877,876
Mortgage-Backed Securities	—	56,816	—	56,816
Municipal Bonds	—	6,061,615	—	6,061,615
Foreign Government/Agency	—	986,212	—	986,212
Collateralized Mortgage Obligation	—	246,966	—	246,966
Preferred Stocks	5,080,000	—	1,300	5,081,300
Investment Companies	4,710,443	329,982,502[1]	—	334,692,945
TOTAL SECURITIES	$9,790,443	$1,129,414,730	$1,819,044	$1,141,024,217
OTHER FINANCIAL INSTRUMENTS[2]
Assets	$—	$—	$—	$—
Liablilities	$(33,048)	$—	$—	$(33,048)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(33,048)	$—	$—	$(33,048)
1	High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016